Label	Element	Value
ASYMshares™ASYMmetric S&P 500® ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ASYMshares™ ASYMmetric S&P 500® ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
ASYMshares™ ASYMmetric S&P 500® ETF (ASPY)
(the “Fund”)

February 17, 2023

Supplement to the Summary Prospectus,
Prospectus, and Statement of Additional Information,
each dated April 30, 2022

Effective February 28, 2023, the Fund’s name will change to the “ASYMmetric Smart S&P 500® ETF”. All references in the Summary Prospectus, Prospectus, and Statement of Additional Information to the Fund’s previous name are replaced with the new name.

Supplement Closing [Text Block]	ck0001833032_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
ASYMshares™ASYMmetric S&P 500® ETF | ASYMshares™ASYMmetric S&P 500® ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ASPY